Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2010
Prepayments and Other Current Assets [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consist of the following:

	December 31,
	2009	2010
	(RMB)	(RMB)	(US$)
Prepaid expenses (1)	22,486,679	18,133,877	2,747,557
Staff advances (2)	4,587,742	6,768,392	1,025,514
Advances to suppliers	6,703,688	9,143,899	1,385,439
Rental deposits	1,651,186	1,814,117	274,866
Prepaid game distribution license fee (3)	5,341,373	12,914,265	1,956,707
Tax receivable	10,729,546	950,286	143,983
VAT refundable	32,167,993	22,705,555	3,440,236
Funds in transit in establishing new subsidiaries	4,060,000	—	—
Interest receivable	33,226,350	18,792,361	2,847,327
Proceeds receivable on deconsolidation of a subsidiary (Note 5)	—	28,625,000	4,337,121
Advances to shareholder of Huayi Juren Information	—	7,500,000	1,136,364
Others	4,567,729	5,379,656	815,099

Total	125,522,286	132,727,408	20,110,213

(1)	Prepaid expenses mainly relate to prepayments for Internet Data Center (“IDC”) services or space rental and facilities.

(2)	Staff advances relates to cash advances given to certain employees for use during business operations and are recognized as sales and marketing expenses when expended.

(3)	In January 2010, and February 2010, respectively, the Group entered into agreements with third parties to license online games. As part of the agreements, the Group is required to make upfront payments for the licenses. As of December 31, 2010, the Group has paid RMB12,914,265 (US$1,950,000) in upfront payments, which is being recorded as a prepaid game distribution license fee.